FAIR VALUE (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 18.75	$ 18.75
Expiration Date			August 2014
Exercise Price		$ 18.75	$ 18.75
Original Issue Discount, net of accreted interest	$ 0	$ 4,541	$ 1,300,345
Minimum [Member]
Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.625	$ 6.625	$ 18.75
Exercise Price	$ 5.625	$ 6.625	$ 18.75
Maximum [Member]
Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 21.25	$ 21.25	$ 24.40
Exercise Price	$ 21.25	$ 21.25	$ 24.40
Warrant [Member]
Fair Value [Line Items]
Expiration Date	May 2013 through August 2017	October 2012 through August 2017	August 2011 through May 2012
Warrant [Member] | Minimum [Member]
Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.053	$ 0.15
Exercise Price		$ 0.053	$ 0.15
Warrant [Member] | Maximum [Member]
Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.17	$ 0.1952
Exercise Price		$ 0.17	$ 0.1952
Common Stock Warrant Liability [Member]
Fair Value [Line Items]
Expiration Date			February 2011 through November 2015